INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Effective tax rate	26.70%	(2.80%)	28.30%	26.80%